COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Annual License Maintenance Fee Commitments	The following table reflects the Company’s annual license maintenance fee commitments:
Year Ending September 30,
2016	$50,000
2017	50,000
2018	50,000
2019	50,000
$200,000